Balance Sheet Components - Other Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid Expenses	$ 69,650	$ 61,539
Value added tax receivable, net	35,556	26,244
Other	3,547	817
Prepaid expenses and other current assets	$ 108,753	$ 88,600